Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	SFr 118
End of the measurement period	76	SFr 118
Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	21,084
End of the measurement period	19,829	21,084
Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,294	1,211
Transfers In	0	48
Transfers Out	0	0
On assets still held at reporting date	53	43
On assets sold during the period	0	1
Purchases, sales, settlements	32	(9)
Foreign currency translation impact	0	0
End of the measurement period	1,379	1,294
Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	37	7
Transfers In	0	35
Transfers Out	0	0
On assets still held at reporting date	0	1
On assets sold during the period	0	0
Purchases, sales, settlements	(3)	(6)
Foreign currency translation impact	0	0
End of the measurement period	34	37
Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,257	1,204
Transfers In	0	13
Transfers Out	0	0
On assets still held at reporting date	53	42
On assets sold during the period	0	1
Purchases, sales, settlements	35	(3)
Foreign currency translation impact	0	0
End of the measurement period	1,345	1,257
Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,244	1,204
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	53	42
On assets sold during the period	0	1
Purchases, sales, settlements	0	(3)
Foreign currency translation impact	0	0
End of the measurement period	1,297	1,244
Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	13	0
Transfers In	0	13
Transfers Out	0	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	35	0
Foreign currency translation impact	0	0
End of the measurement period	48	13
Switzerland | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	16,996	15,951
Foreign currency translation impact	0	0
End of the measurement period	16,225	16,996
Switzerland | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,248
End of the measurement period	4,677	4,248
Switzerland | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,248
End of the measurement period	4,677	4,248
Switzerland | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	6,790
End of the measurement period	5,113	6,790
Switzerland | Defined benefit pension plans | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,984
End of the measurement period	2,220	1,984
Switzerland | Defined benefit pension plans | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,244
End of the measurement period	1,297	1,244
Switzerland | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	740
End of the measurement period	923	740
Switzerland | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,590
End of the measurement period	3,452	3,590
Switzerland | Defined benefit pension plans | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,313
End of the measurement period	1,503	1,313
Switzerland | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,445
End of the measurement period	1,118	1,445
Switzerland | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	832
End of the measurement period	831	832
Switzerland | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,294	1,204
Transfers In	0	48
Transfers Out	0	0
On assets still held at reporting date	53	43
On assets sold during the period	0	1
Purchases, sales, settlements	32	(2)
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	1,379	1,294
Switzerland | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	37
End of the measurement period	34	37
Switzerland | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	37
End of the measurement period	34	37
Switzerland | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,257
End of the measurement period	1,345	1,257
Switzerland | Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,244
End of the measurement period	1,297	1,244
Switzerland | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	13
End of the measurement period	48	13
Switzerland | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,088	4,000
Foreign currency translation impact	(128)	97
End of the measurement period	3,604	4,088
International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,441
End of the measurement period	3,063	3,441
International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,810
End of the measurement period	1,484	1,810
International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,631
End of the measurement period	1,579	1,631
International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	216
End of the measurement period	138	216
International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	27
End of the measurement period	29	27
International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	109
End of the measurement period	80	109
International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	76
End of the measurement period	61	76
International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	33
End of the measurement period	19	33
International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	92
End of the measurement period	85	92
International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	7
Transfers In		0
Transfers Out		0
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(7)
Foreign currency translation impact		0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,088	4,000
Foreign currency translation impact	(128)	97
End of the measurement period	3,604	4,088
Bank | International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,441
End of the measurement period	3,063	3,441
Bank | International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,810
End of the measurement period	1,484	1,810
Bank | International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,631
End of the measurement period	1,579	1,631
Bank | International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	216
End of the measurement period	138	216
Bank | International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	27
End of the measurement period	29	27
Bank | International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	109
End of the measurement period	80	109
Bank | International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	76
End of the measurement period	61	76
Bank | International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	33
End of the measurement period	19	33
Bank | International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	92
End of the measurement period	85	92
Bank | International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	7
Transfers In		0
Transfers Out		0
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(7)
Foreign currency translation impact		0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	7
Transfers In		0
Transfers Out		0
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(7)
Foreign currency translation impact		0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	SFr 0	SFr 0